Earnings Per Share (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the nine months ended
($ millions)	July 31 2025	April 30 2025	July 31 2024	July 31 2025	July 31 2024
Basic earnings per common share
Net income attributable to common shareholders	$2,313	$1,841	$1,756	$5,179	$5,765
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes (1)	(22)	–	–	(22)	–
Net income attributable to common shareholders used to calculate basic earnings per common share	2,291	1,841	1,756	5,157	5,765
Weighted average number of common shares outstanding (millions)	1,244	1,246	1,230	1,245	1,222
Basic earnings per common share (2) (in dollars)	$1.84	$1.48	$1.43	$4.14	$4.72
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share	$2,291	$1,841	$1,756	$5,157	$5,765
Dilutive impact of share-based payment options and others (3)	–	–	(15)	(136)	(46)
Net income attributable to common shareholders (diluted)	$2,291	$1,841	$1,741	$5,021	$5,719
Weighted average number of common shares outstanding (millions)	1,244	1,246	1,230	1,245	1,222
Dilutive impact of share-based payment options and others (3) (millions)	1	–	5	5	6
Weighted average number of diluted common shares outstanding (millions)	1,245	1,246	1,235	1,250	1,228
Diluted earnings per common share (2) (in dollars)	$1.84	$1.48	$1.41	$4.02	$4.66
(1)	Refer to Note 11 for further details on the redemption of the equity instrument.
(2)	Earnings per share calculations are based on full dollar and share amounts.
(3)	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.